MARKETABLE SECURITIES	12 Months Ended
Jul. 31, 2013
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES

2. MARKETABLE SECURITIES:

     As of July 31, 2013 and 2012, the Company's marketable securities were classified as follows:

	July 31, 2013				July 31, 2012
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized			Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value	Cost	Gains	Losses	Fair Value
Current:
Held-to-maturity:
Certificate of deposit	$50,326	$-	$-	$50,326	$50,246	$-	$-	$50,246
Corporate debt securities	-	-	-	-	176,151	2,025	-	178,176
	$50,326	$-	$-	$50,326	$226,397	$2,025	$-	$228,422
Non-current:
Available-for-sale:
Mutual funds	$1,559,925	$242,041	$12,052	$1,789,914	$1,255,982	$123,203	$-	$1,379,185
Equity securities	515,715	105,341	1,697	619,359	715,750	135,813	15,539	836,024
	$2,075,640	$347,382	$13,749	$2,409,273	$1,971,732	$259,016	$15,539	$2,215,209

     The Company's debt and equity securities, gross unrealized losses and fair value, aggregated by investment category and length of time that the investment securities have been in a continuous unrealized loss position at July 31, 2013 are as follows.

		Less Than
	Fair Value	12 Months
Mutual funds	$511,322	$12,052
Equity securities	181,684	1,697
Total	$693,006	$13,749

     Investment income for the years ended July 31, 2013, 2012 and 2011 consists of the following:

	2013	2012	2011
Interest income	$7,955	$5,121	$44,409
Dividend income	71,943	45,669	48,072
Gain (loss) on sale of marketable securities	(5,572)	(18,606)	10,603
Total	$74,326	$32,184	$103,084